FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

Description	Level	March 31, 2023	December 31, 2022
Assets:
Marketable securities held in the Trust Account	1	$150,323,003	$148,744,645

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$148,744,645	$146,629,787